Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net Income from interest	$ 152,516,334	$ 212,865,195	$ 225,560,470
Net fee Income	117,701,021	112,570,162	107,244,662
Net Income from Financial Instruments measured at fair value through Profit or Loss	338,111,511	186,241,440	203,791,823
Income from Derecognition of Assets Measured at Amortized Cost	597,435	32,201	(9,199)
Exchange rate differences on gold and foreign currency	20,137,815	8,755,406	20,721,187
Other Operating Income	90,836,650	69,806,539	65,633,895
Income from Insurance Business	13,690,731	14,317,194	15,851,808
Expected credit loss allowance	(52,451,787)	(42,757,814)	(100,499,774)
Personnel Expenses	(96,891,457)	(90,470,273)	(93,573,438)
Administrative Expenses	(91,411,543)	(88,053,402)	(91,348,107)
Depreciation and Impairment of Assets	(27,877,145)	(28,240,107)	(24,357,791)
Other Operating Expenses	(125,499,402)	(107,421,205)	(92,487,032)
Loss on net monetary position	(273,376,583)	(154,864,332)	(100,034,963)
Operating Income	66,083,580	92,781,004	136,493,541
Share of profit from Associates and Joint Ventures	(441,246)	(251,579)	(367,686)
Income before Taxes from Continuing Operations	65,642,334	92,529,425	136,125,855
Income Tax from Continuing Operations	(17,002,925)	(31,959,638)	(61,113,967)
Net Income from Continuing Operations	48,639,409	60,569,787	75,011,888
Net Income for the Year	48,639,409	60,569,787	75,011,888
Other Comprehensive Income (Loss)	(960,527)	162,066	(554,806)
Total Comprehensive Income Attributable to Parent company´s owners	47,678,873	60,731,853	73,454,146
Total Comprehensive Income Attributable to Non-controlling Interests	9	0	1,002,936
Operating segments | Argentina
Disclosure of operating segments [line items]
Net Income from interest	154,615,269
Net fee Income	120,714,919
Net Income from Financial Instruments measured at fair value through Profit or Loss	335,808,800
Income from Derecognition of Assets Measured at Amortized Cost	597,435
Exchange rate differences on gold and foreign currency	20,129,855
Other Operating Income	93,780,646
Income from Insurance Business	8,575,976
Expected credit loss allowance	(52,451,787)
Personnel Expenses	(96,820,929)
Administrative Expenses	(91,582,940)
Depreciation and Impairment of Assets	(27,872,932)
Other Operating Expenses	(125,506,114)
Loss on net monetary position	(273,304,845)
Operating Income	66,683,353
Share of profit from Associates and Joint Ventures	(441,246)
Income before Taxes from Continuing Operations	66,242,107
Income Tax from Continuing Operations	(17,002,925)
Net Income from Continuing Operations	49,239,182
Net Income for the Year	49,239,182
Other Comprehensive Income (Loss)	(960,527)
Total Comprehensive Income Attributable to Parent company´s owners	48,278,646
Total Comprehensive Income Attributable to Non-controlling Interests	9
Operating segments | Uruguay
Disclosure of operating segments [line items]
Net Income from interest	0
Net fee Income	(39,492)
Net Income from Financial Instruments measured at fair value through Profit or Loss	44,540
Income from Derecognition of Assets Measured at Amortized Cost	0
Exchange rate differences on gold and foreign currency	7,960
Other Operating Income	19,887
Income from Insurance Business	0
Expected credit loss allowance	0
Personnel Expenses	(70,528)
Administrative Expenses	(153,807)
Depreciation and Impairment of Assets	(766)
Other Operating Expenses	(384)
Loss on net monetary position	(71,738)
Operating Income	(264,328)
Share of profit from Associates and Joint Ventures	0
Income before Taxes from Continuing Operations	(264,328)
Income Tax from Continuing Operations	0
Net Income from Continuing Operations	(264,328)
Net Income for the Year	(264,328)
Other Comprehensive Income (Loss)	0
Total Comprehensive Income Attributable to Parent company´s owners	(264,328)
Total Comprehensive Income Attributable to Non-controlling Interests	0
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from interest	77,217,698	134,147,290	172,977,393
Net fee Income	64,348,211	62,091,897	61,685,485
Net Income from Financial Instruments measured at fair value through Profit or Loss	320,365,311	186,145,997	194,015,596
Income from Derecognition of Assets Measured at Amortized Cost	614,077	31,819	(9,199)
Exchange rate differences on gold and foreign currency	19,363,536	7,195,089	17,714,259
Other Operating Income	67,900,087	51,687,042	50,491,573
Income from Insurance Business	0	0	0
Expected credit loss allowance	(35,373,248)	(28,229,237)	(87,440,130)
Personnel Expenses	(66,842,428)	(60,724,618)	(64,949,104)
Administrative Expenses	(65,078,187)	(63,474,529)	(63,690,811)
Depreciation and Impairment of Assets	(22,206,029)	(21,081,120)	(17,984,720)
Other Operating Expenses	(89,825,365)	(79,019,545)	(70,108,870)
Loss on net monetary position	(222,222,883)	(125,152,602)	(79,867,845)
Operating Income	48,260,780	63,617,483	112,833,627
Share of profit from Associates and Joint Ventures	(441,246)	(251,579)	(367,686)
Income before Taxes from Continuing Operations	47,819,534	63,365,904	112,465,941
Income Tax from Continuing Operations	(6,287,871)	(19,135,666)	(51,396,958)
Net Income from Continuing Operations	41,531,663	44,230,238	61,068,983
Net Income for the Year	41,531,663	44,230,238	61,068,983
Other Comprehensive Income (Loss)	(1,129,111)	146,510	(608,095)
Total Comprehensive Income Attributable to Parent company´s owners	40,402,552	44,376,748	60,460,888
Total Comprehensive Income Attributable to Non-controlling Interests	0	0	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest	67,341,708	72,919,342	49,759,850
Net fee Income	56,303,837	53,983,140	48,769,483
Net Income from Financial Instruments measured at fair value through Profit or Loss	13,376,342	815,017	5,848,243
Income from Derecognition of Assets Measured at Amortized Cost	(16,642)	382	0
Exchange rate differences on gold and foreign currency	(130,717)	284,507	1,088,830
Other Operating Income	11,494,726	11,570,020	10,216,311
Income from Insurance Business	0	0	0
Expected credit loss allowance	(17,079,742)	(14,520,749)	(13,108,705)
Personnel Expenses	(24,427,682)	(24,214,647)	(23,756,984)
Administrative Expenses	(22,386,291)	(21,231,947)	(24,265,919)
Depreciation and Impairment of Assets	(5,014,980)	(6,374,480)	(5,492,860)
Other Operating Expenses	(33,880,026)	(27,465,831)	(21,645,233)
Loss on net monetary position	(41,603,949)	(25,336,625)	(15,969,453)
Operating Income	3,976,584	20,428,129	11,443,563
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	3,976,584	20,428,129	11,443,563
Income Tax from Continuing Operations	(1,955,092)	(8,306,040)	(5,094,483)
Net Income from Continuing Operations	2,021,492	12,122,089	6,349,080
Net Income for the Year	2,021,492	12,122,089	6,349,080
Other Comprehensive Income (Loss)	(14)	(617)	617
Total Comprehensive Income Attributable to Parent company´s owners	2,021,478	12,121,472	5,346,731
Total Comprehensive Income Attributable to Non-controlling Interests	0	0	1,002,966
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest	9,582,116	4,542,351	2,137,231
Net fee Income	0	0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss	(6,470,206)	(2,943,615)	167,594
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on gold and foreign currency	4,521	76,232	(80,419)
Other Operating Income	879,687	737,331	1,483,807
Income from Insurance Business	8,575,976	8,279,285	9,954,815
Expected credit loss allowance	1,203	(7,828)	49,061
Personnel Expenses	(3,703,821)	(3,145,466)	(3,579,919)
Administrative Expenses	(1,681,451)	(1,584,629)	(1,605,789)
Depreciation and Impairment of Assets	(550,612)	(707,876)	(795,035)
Other Operating Expenses	(11,356)	(26,770)	(12,811)
Loss on net monetary position	(1,947,758)	(1,287,760)	(1,961,414)
Operating Income	4,678,299	3,931,255	5,757,121
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	4,678,299	3,931,255	5,757,121
Income Tax from Continuing Operations	(2,185,788)	(1,622,019)	(1,941,735)
Net Income from Continuing Operations	2,492,511	2,309,236	3,815,386
Net Income for the Year	2,492,511	2,309,236	3,815,386
Other Comprehensive Income (Loss)	(18,262)	23,952	52,204
Total Comprehensive Income Attributable to Parent company´s owners	2,474,240	2,333,188	3,867,620
Total Comprehensive Income Attributable to Non-controlling Interests	9	0	(30)
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest	473,747	154,298	20,129
Net fee Income	23,379	(52,363)	(17,967)
Net Income from Financial Instruments measured at fair value through Profit or Loss	8,581,893	2,884,160	3,763,048
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on gold and foreign currency	900,475	1,199,578	1,998,517
Other Operating Income	13,526,033	8,899,413	6,951,307
Income from Insurance Business	0	0	0
Expected credit loss allowance	0	0	0
Personnel Expenses	(1,917,526)	(2,385,542)	(1,287,431)
Administrative Expenses	(2,590,818)	(2,036,038)	(2,141,363)
Depreciation and Impairment of Assets	(102,077)	(76,631)	(85,176)
Other Operating Expenses	(1,789,751)	(923,326)	(762,631)
Loss on net monetary position	(7,601,993)	(3,087,345)	(2,236,251)
Operating Income	9,503,362	4,576,204	6,202,182
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	9,503,362	4,576,204	6,202,182
Income Tax from Continuing Operations	(6,574,174)	(2,895,913)	(2,680,791)
Net Income from Continuing Operations	2,929,188	1,680,291	3,521,391
Net Income for the Year	2,929,188	1,680,291	3,521,391
Other Comprehensive Income (Loss)	186,860	(7,778)	467
Total Comprehensive Income Attributable to Parent company´s owners	3,116,048	1,672,513	3,521,858
Total Comprehensive Income Attributable to Non-controlling Interests	0	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from interest	(2,098,935)	1,101,914	665,867
Net fee Income	(2,974,406)	(3,452,512)	(3,192,339)
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,258,171	(660,119)	(2,658)
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on gold and foreign currency	0	0	0
Other Operating Income	(2,963,883)	(3,087,267)	(3,509,103)
Income from Insurance Business	5,114,755	6,037,909	5,896,993
Expected credit loss allowance	0	0	0
Personnel Expenses	0	0	0
Administrative Expenses	325,204	273,741	355,775
Depreciation and Impairment of Assets	(3,447)	0	0
Other Operating Expenses	7,096	14,267	42,513
Loss on net monetary position	0	0	0
Operating Income	(335,445)	227,933	257,048
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	(335,445)	227,933	257,048
Income Tax from Continuing Operations	0	0	0
Net Income from Continuing Operations	(335,445)	227,933	257,048
Net Income for the Year	(335,445)	227,933	257,048
Other Comprehensive Income (Loss)	0	0	0
Total Comprehensive Income Attributable to Parent company´s owners	(335,445)	227,933	257,048
Total Comprehensive Income Attributable to Non-controlling Interests	0	$ 0	$ 0
Segment Adjustments
Disclosure of operating segments [line items]
Net Income from interest	(2,098,935)
Net fee Income	(2,974,406)
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,258,171
Income from Derecognition of Assets Measured at Amortized Cost	0
Exchange rate differences on gold and foreign currency	0
Other Operating Income	(2,963,883)
Income from Insurance Business	5,114,755
Expected credit loss allowance	0
Personnel Expenses	0
Administrative Expenses	325,204
Depreciation and Impairment of Assets	(3,447)
Other Operating Expenses	7,096
Loss on net monetary position	0
Operating Income	(335,445)
Share of profit from Associates and Joint Ventures	0
Income before Taxes from Continuing Operations	(335,445)
Income Tax from Continuing Operations	0
Net Income from Continuing Operations	(335,445)
Net Income for the Year	(335,445)
Other Comprehensive Income (Loss)	0
Total Comprehensive Income Attributable to Parent company´s owners	(335,445)
Total Comprehensive Income Attributable to Non-controlling Interests	$ 0